Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,564,457.09
Previously Paid Amount	0.00
Total Fee Amount	46,628.82
Total Offset Amount	0.00
Net Fee	$ 46,628.82